ASSETS HELD FOR SALE AND DISCONTINUED OPERATIONS (Details 1) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Assets Held For Sale And Discontinued Operations [Line Items]
Revenues	$ 3,227	$ 2,294	[1]
Cost of sales	1,653	646	[1]
Gross profit	1,574	1,648	[1]
Operating loss	(6,098)	(9,404)	[1]
Finance expenses, net	1,088	218	[1]
Loss before taxes on income	(5,432)	(9,051)	[1]
Taxes on income	1	1	[1]
Loss	(7,671)	(9,830)	[1]
Loss from discontinued operations, net	(2,238)	(778)	[1]
Attributable to:
Equity holders of the Company	(7,050)	(9,282)	[1]
Non-controlling interests	(621)	(548)	[1]
Loss	(7,671)	(9,830)	[1]
Discontinued operations [member]
Assets Held For Sale And Discontinued Operations [Line Items]
Revenues	143	2,810
Cost of sales	123	201
Gross profit	20	2,609
Research and development, Selling, general and administrative expenses	2,244	3,369
Operating loss	(2,224)	(760)
Finance expenses, net	14	18
Loss before taxes on income	(2,238)	(778)
Taxes on income	0	0
Loss	(2,238)	(778)
Loss from discontinued operations, net	(2,238)	(778)
Attributable to:
Equity holders of the Company	(1,650)	(645)
Non-controlling interests	(588)	(133)
Loss	$ (2,238)	$ (778)

[1]	Reclassified to conform to the current period presentation, following the classification of certain operations as discontinued operations.